Revenue (Tables)	12 Months Ended
Dec. 31, 2019
Revenue [abstract]
Revenue - Disaggregation

	Uranium	Fuel services	Other	Total

Customer geographical region

Americas	$569,535	$206,226	$59,300	$835,061
Europe	288,134	79,629	3,587	371,350
Asia	556,140	84,422	15,952	656,514

	$1,413,809	$370,277	$78,839	$1,862,925

Contract type

Fixed-price	$349,021	$305,383	$69,703	$724,107
Market-related	1,064,788	64,894	9,136	1,138,818

	$1,413,809	$370,277	$78,839	$1,862,925

	Uranium	Fuel services	Other	Total

Customer geographical region

Americas	$695,678	$191,791	$69,012	$956,481
Europe	275,096	50,000	10,693	335,789
Asia	713,282	72,198	13,911	799,391

	$1,684,056	$313,989	$93,616	$2,091,661

Contract type

Fixed-price	$577,143	$293,400	$83,706	$954,249
Market-related	1,106,913	20,589	9,910	1,137,412

	$1,684,056	$313,989	$93,616	$2,091,661

Revenue - Contract liabilities

	2019	2018

Beginning of year	$30,727	$29,148
Additions	9,783	25,695
Recognized in revenue	(23,067)	(24,025)
Effect of movements in exchange rates	(25)	(91)

End of year	$17,418	$30,727

Revenue - Remaining performance obligations

	2020	2021	2022	2023	2024	Thereafter	Total

Uranium	$271,642	$183,422	$145,920	$169,234	$166,015	$532,429	$1,468,662
Fuel services	274,755	265,126	212,562	150,266	150,773	593,612	1,647,094
Other	4,030	4,212	-	-	-	-	8,242

Total	$550,427	$452,760	$358,482	$319,500	$316,788	$1,126,041	$3,123,998